As filed with the Securities and Exchange Commission on April 12, 2021

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,457	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,457	☒
(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 20, 2021, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,457 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 20, 2021, the effectiveness of the registration statement for the iShares Cloud and 5G Multisector ETF (the “Fund”), filed in Post-Effective Amendment No.  2,423 on October 29, 2020, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,434	January 11, 2021	February 10, 2021
2,438 2,443	February 9, 2021 March 1, 2021	March 2, 2021 March 5, 2021
2,447	March 4, 2021	March 9, 2021
2,448	March 8, 2021	March 16, 2021
2,449	March 15, 2021	March 23, 2021
2,451	March 22, 2021	March 30, 2021
2,452	March 29, 2021	April 13, 2021

This Post-Effective Amendment No. 2,457 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,423.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,457 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 12th day of April, 2021.

iSHARES TRUST

By:
Armando Senra*
President

Date: April 12, 2021

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,457 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: April 12, 2021

John E. Martinez*
Trustee

Date: April 12, 2021

Cecilia H. Herbert*
Trustee

Date: April 12, 2021

John E. Kerrigan*
Trustee

Date: April 12, 2021

Robert S. Kapito*
Trustee

Date: April 12, 2021

Madhav V. Rajan*
Trustee

Date: April 12, 2021

Jane D. Carlin*
Trustee

Date: April 12, 2021

Drew E. Lawton*
Trustee

Date: April 12, 2021

Richard L. Fagnani*
Trustee

Date: April 12, 2021

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: April 12, 2021

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: April 12, 2021

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E.  Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.